CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities
Net loss for the period		€ (54,274)	€ (49,635)	€ (33,619)
Elimination of other noncash, nonoperating income and expenses
Depreciation, amortization and provisions		1,698	(1,288)	1,888
Deferred and current taxes		(84)	32
Tax credits		(5,177)	(3,302)	(7,654)
Cost of net debt		676	87	118
Sharebased compensation expense		2,218	2,089	938
Exchange gains / losses		343	(5,198)	3,039
Fair value variation in the result		407	651	(1,791)
Other				41
Cash flows used in operations before tax, interest and changes in working capital		(54,193)	(56,565)	(37,041)
Decrease / (Increase) in operating and other receivables		3,844	(5,317)	(459)
Increase / (Decrease) in operating and other payables		(3,535)	(7,599)	(1,271)
Decrease / (Increase) in inventories		19	(72)	68
Tax credit received		3,553	7,957	8,424
Other	[1]	(1,685)	(1,231)	(2,853)
Tax, interest and changes in operating working capital		9,266	8,936	6,451
Net cash flows used in operating activities		(44,928)	(47,629)	(30,590)
Cash flows provided by (used in) investing activities
Purchases of property, plant and equipment and intangible assets		(561)	(534)	(292)
Disposals of property, plant and equipment and intangible assets		41	89
Decrease / (Increase) in short-term deposit accounts		9,388	(1,302)	(7,694)
Decrease / (Increase) in other noncurrent financial assets		(1)	(47)	(571)
Net cash flows provided by (used in) investing activities		8,868	(1,793)	(8,557)
Cash flows provided by (used in) financing activities
Capital increase, net of transaction costs	[2]	8,827	25,475	101,782
Subscription of debt		30,209		9,979
Repayment of debt		(1,033)	(13)	(61)
Repayment of lease debt		(735)	(15)	(26)
Net cash flows provided by financing activities		37,268	25,447	111,674
Net (decrease) / increase in cash and cash equivalents		1,208	(23,975)	72,527
Net cash and cash equivalents at beginning of period		86,553	105,687	35,840
Exchange gains / losses		(1,025)	4,841	(2,681)
Net cash and cash equivalents at end of period		€ 86,736	€ 86,553	€ 105,687

[1]	Including the decrease / (increase) of prepaid expenses for €(1.1) million, (€4.1) million, and €(2.8) million for the years ended December 31, 2022, December 31, 2021, and December 31, 2020 respectively (see Note 8.2 - Other current assets and receivables). For the year ended December 31, 2021 the increase in prepaid expenses is mainly offset by the indemnity received from the Abbott group under the Additional Agreement of €2 million in 2021 (see Note 6 - Other Non-Current Assets).
[2]	Including subscriptions to BSA share warrants for €539 thousand, €49 thousand, and €13 thousand for the period ended December 31, 2022, December 31, 2021, and December 31, 2020 respectively.